FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      February 16, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       73

Form 13F Information Table Value Total:       $49501



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      531    11478 SH       SOLE                             11478
AT&T Corp                      COM              00206R102     1498    53443 SH       SOLE                             53443
Aaron's Inc                    COM              002535201      326    11756 SH       SOLE                             11756
Abbott Laboratories            COM              002824100      805    14914 SH       SOLE                             14914
Accenture PLC                  COM              g1150g111      569    13710 SH       SOLE                             13710
Activision Blizzard, Inc.      COM              00507v109      235    21190 SH       SOLE                             21190
Amazon.Com Inc                 COM              023135106      444     3300 SH       SOLE                              3300
American Electric Power Co Inc COM              025537101      470    13520 SH       SOLE                             13520
Amgen Inc                      COM              031162100      452     7995 SH       SOLE                              7995
Amphenol Corp-CL A             COM              032095101     1620    35085 SH       SOLE                             35085
Apple Inc                      COM              037833100      651     3090 SH       SOLE                              3090
Arch Capital Group             COM              G0450A105      406     5680 SH       SOLE                              5680
BB&T Corporation               COM              054937107      282    11100 SH       SOLE                             11100
Bank of America Corp           COM              060505104      426    28274 SH       SOLE                             28274
Bank of New York Mellon Corp   COM              064058100      320    11434 SH       SOLE                             11434
Best Buy Co Inc                COM              086516101      239     6052 SH       SOLE                              6052
Bristol Myers Squibb Co        COM              110122108      413    16340 SH       SOLE                             16340
CVS/Caremark Corp              COM              126650100      690    21437 SH       SOLE                             21437
Chevron Corp                   COM              166764100     1334    17325 SH       SOLE                             17325
Cisco Systems Inc              COM              17275R102     1183    49410 SH       SOLE                             49410
Coach Inc                      COM              189754104      733    20075 SH       SOLE                             20075
Coca Cola Co                   COM              191216100     1386    24318 SH       SOLE                             24318
Colgate Palmolive Co           COM              194162103      479     5829 SH       SOLE                              5829
Costco Wholesale Corp          COM              22160K105      272     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      908    12070 SH       SOLE                             12070
Dell Inc                       COM              24702R101     1138    79242 SH       SOLE                             79242
Disney, Walt Co                COM              254687106      449    13910 SH       SOLE                             13910
Dow Chemical Co                COM              260543103      207     7500 SH       SOLE                              7500
Exxon Mobil Corp               COM              30231G102     1727    25320 SH       SOLE                             25320
General Electric Co            COM              369604103      384    25358 SH       SOLE                             25358
Gilead Sciences Inc.           COM              375558103      808    18675 SH       SOLE                             18675
Goldman Sachs Group Inc        COM              38141g104      744     4405 SH       SOLE                              4405
Google                         COM              38259P508      511      825 SH       SOLE                               825
Halliburton Co                 COM              406216101      409    13600 SH       SOLE                             13600
Hewlett Packard Co.            COM              428236103      805    15623 SH       SOLE                             15623
Home Depot Inc                 COM              437076102      804    27792 SH       SOLE                             27792
Illinois Tool Works Inc        COM              452308109      972    20259 SH       SOLE                             20259
International Business Machine COM              459200101      778     5943 SH       SOLE                              5943
JPMorgan Chase & Co            COM              46625H100      420    10075 SH       SOLE                             10075
Johnson & Johnson              COM              478160104     1999    31042 SH       SOLE                             31042
Kellogg Co                     COM              487836108      536    10070 SH       SOLE                             10070
Kohl's Corp                    COM              500255104      246     4570 SH       SOLE                              4570
Marathon Grp                   COM              902905827      336    10761 SH       SOLE                             10761
McDonalds Corp                 COM              580135101      316     5064 SH       SOLE                              5064
McKesson HBOC Inc              COM              58155Q103      279     4470 SH       SOLE                              4470
Medco Health Solutions Inc     COM              58405U102      330     5169 SH       SOLE                              5169
Medtronic Inc                  COM              585055106     1226    27880 SH       SOLE                             27880
Merck & Co Inc                 COM              58933Y105      204     5592 SH       SOLE                              5592
Microsoft Corp                 COM              594918104     1925    63150 SH       SOLE                             63150
Nike Inc Cl B                  COM              654106103      345     5220 SH       SOLE                              5220
Nordstrom Inc                  COM              655664100      228     6075 SH       SOLE                              6075
Northern Trust Corp.           COM              665859104      504     9620 SH       SOLE                              9620
Omnicom Group                  COM              681919106      522    13345 SH       SOLE                             13345
Pfizer Inc                     COM              717081103      366    20107 SH       SOLE                             20107
Philip Morris International In COM              718172109      278     5765 SH       SOLE                              5765
Praxair Inc                    COM              74005P104      525     6535 SH       SOLE                              6535
Procter & Gamble Co            COM              742718109     1571    25910 SH       SOLE                             25910
Qualcomm Inc                   COM              747525103      297     6410 SH       SOLE                              6410
Reliance Steel                 COM              759509102      582    13470 SH       SOLE                             13470
Smith International Inc        COM              832110100      210     7728 SH       SOLE                              7728
Southern Co                    COM              842587107      505    15150 SH       SOLE                             15150
St Jude Medical Inc            COM              790849103      472    12825 SH       SOLE                             12825
Stryker Corp                   COM              863667101      266     5280 SH       SOLE                              5280
United Technologies Corp       COM              913017109     2156    31068 SH       SOLE                             31068
Verizon Communications         COM              92343v104      482    14545 SH       SOLE                             14545
Wal-Mart Stores Inc            COM              931142103     1539    28795 SH       SOLE                             28795
Walgreen Co                    COM              931422109      711    19350 SH       SOLE                             19350
Wellpoint                      COM              94973V107      385     6600 SH       SOLE                              6600
Wells Fargo Company            COM              949746101      306    11348 SH       SOLE                             11348
Western Digital Corp           COM              958102105     1180    26735 SH       SOLE                             26735
XTO Energy Inc                 COM              98385X106     1525    32778 SH       SOLE                             32778
American High Income Tr SBI                     026547109      181 17084.185000SH    SOLE                        17084.185000
Loomis Sayles Bond Fund                         543495840      138 10370.787000SH    SOLE                        10370.787000